Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
Cash flows from operating activities:
Net loss	$ (1,419,513)	$ (173,507)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock expenses	0	3,375
Depreciation expenses	25,647	118,307
Stock issued for acquiring majority of Wintec	259,600	0
Gain on Settlement of accounts payable	295,449	(32,046)
Interest on Convertible Notes	63,333	0
Settlement adjustment	0	0
Stock issued for services	16,500	0
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	5,321	59,358
(increase) decrease in other receivable	0	465
(Increase) decrease in inventory	13,688	(71,311)
Increase (decrease) in accounts payable and accrued liabilities	220,195	152,901
Increase (decrease) in customer deposits	77,656	(78,665)
(Increase) decrease in prepaid expenses	23,678	500
Total adjustments	1,001,067	152,884
Net cash (used) received in operating activities	(418,446)	(20,623)
Cash flows from investing activities:
Purchase of property and equipment	(90,799)	(18,181)
Net cash used in investing activities	(90,799)	(18,181)
Cash flows from financing activities:
Proceeds (payments) from notes payables, related party	(4,705)	(73,574)
Proceeds (payment) from note payable	102,500	89,126
Proceeds (payment) from Lines of Credit & Credit Cards	89,992	(96,915)
Proceeds (Payments) from short-term borrowings Shareholders	57,775	12,980
Proceeds from sale of stock	250,000	0
Net cash (used in) provided by financing activities	495,562	(68,383)
Net increase (decrease) in cash and cash equivalents	(13,683)	(107,187)
Cash and cash equivalents - beginning of period	17,353	107,223
Cash and cash equivalents - end of period	3,670	36
Supplemental disclosure of cash flow information:
Interest Paid	5,212	9,120
Taxes paid	$ 0	$ 0